Pending Acquisition and Related Agreements (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 12, 2020	Dec. 19, 2019	Mar. 31, 2020	Dec. 31, 2019
Pending Acquisition and Related Agreements (Textual)
Commitment letter, description		(i) a senior secured term loan facility in the aggregate amount of up to $185,000,000 (the "Term Facility") and (ii) a senior secured revolving credit facility of up to $50,000,000 (the "Revolving Facility," and together with the Term Facility, the "Credit Facilities"). The proceeds of the Term Facility on the Closing Date (as defined in the Agreement) may be used (x) to fund the Transactions, and (y) to pay the fees, costs and expenses incurred in connection with the Transactions. Up to $5,000,000 of the proceeds of the Revolving Facility (which may be increased) may be used on the Closing Date for general corporate purposes and to backstop or replace letters of credit.
Purchase Agreement [Member]
Pending Acquisition and Related Agreements (Textual)
Terms and conditions set forth in agreement, description			(i) $415,000,000 in cash (the "Base Cash Consideration") (which, under certain conditions, may be reduced by the Company by up to $20,000,000 immediately prior to Closing in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration (as defined below)), plus or minus the Adjustment Amount (as defined in the Agreement) (the "Cash Consideration"), and (ii) that number of Class A ordinary shares of the Company ("Class A Ordinary Shares") equal to the higher of (1) 2,500,000 or (2) the quotient of (x) the sum of $25,000,000 plus the amount, if any, by which the Base Cash Consideration is reduced by the Company in accordance with the terms of the Agreement, divided by (y) the lowest per share price at which Class A Ordinary Shares are sold by the Company to any person from and after the date of the Agreement but prior to, at or in connection with the Closing (the "Ordinary Shares Consideration"). The Agreement further provides the Company with the option, immediately prior to Closing, subject to certain conditions set forth in the Agreement and after (a) giving effect to the Private Placement (described below), any additional equity financing, and the Debt Financing (described below) and (b) taking into account all amounts held by the Company in trust, to reduce the Base Cash Consideration by the amount of funds necessary (up to $20,000,000) for the Company to pay (i) the Cash Consideration, (ii) any amounts paid in connection with the Warrant Amendment (described below), and (iii) the Transaction Costs (as defined in the Agreement) in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration.	(i) $415,000,000 in cash (the "Base Cash Consideration"), plus or minus the Adjustment Amount (as defined in the Agreement) (the "Cash Consideration"), and (ii) that number of Class A ordinary shares of the Company ("Class A Ordinary Shares") equal to the higher of (1) 2,500,000 or (2) the quotient of (x) the sum of $25,000,000 plus the amount, if any, by which the Base Cash Consideration is reduced by the Company in accordance with the terms of the Agreement, divided by (B) the lowest per share price at which Class A Ordinary Shares are sold by the Company to any person from and after the date of the Agreement but prior to, at or in connection with the Closing (the "Ordinary Share Consideration"). The Agreement further provides the Company with the option, immediately prior to Closing, subject to certain conditions set forth in the Agreement and after (a) giving effect to the Private Placement (described below), any additional equity financing, and the Debt Financing (described below) and (b) taking into account all amounts held by the Company in trust, to reduce the Base Cash Consideration by the amount of funds necessary (up to $20,000,000) for the Company to pay (i) the Cash Consideration, (ii) any amounts paid in connection with the Warrant Amendment (described below), and (iii) the Transaction Costs (as defined in the Agreement) in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration.
Additional terms and conditions set forth in agreement during the earnout period, description			The Agreement contemplates that immediately following the Closing, the Company's sponsor, Act II Global LLC (the "Sponsor"), will place 2,000,000 Class A Ordinary Shares (which will be converted at Closing from Class B ordinary shares of the Company currently held by the Sponsor) (the "Escrowed Sponsor Shares") into escrow, which will be held in escrow by the Company's transfer agent. The Escrowed Sponsor Shares will be released to the Sponsor upon the earliest to occur of (i) the volume weighted-average per-share trading price of Class A Ordinary Shares being at or above $20.00 per share for twenty (20) trading days in any thirty (30)-trading day continuous trading period during the Escrow Period, (ii) a change in control of the Company, and (iii) 5-year anniversary of the Closing.	the Agreement contemplates that immediately following the Closing, the Company's sponsor, Act II Global LLC (the "Sponsor"), will place 2,000,000 Class A Ordinary Shares (which will be converted at Closing from Class B ordinary shares of the Company currently held by the Sponsor) (the "Escrowed Sponsor Shares") into escrow, which will be held in escrow by the Company's transfer agent. The Escrowed Sponsor Shares will be released to the Sponsor upon the earliest to occur of (i) the volume weighted-average per-share trading price of Class A Ordinary Shares being at or above $20.00 per share for twenty (20) trading days in any thirty (30)-trading day continuous trading period during the Escrow Period, (ii) a change in control of the Company, and (iii) 5-year anniversary of the Closing.
Subscription agreements [Member]
Pending Acquisition and Related Agreements (Textual)
Terms and conditions set forth in agreement, description	Pursuant to which, among other things, such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, 7,500,000 of the Company's Class A ordinary shares, par value $0.0001 (the "Ordinary Shares"), and warrants representing the right to purchase 2,631,750 Ordinary Shares (the "Warrants") for gross proceeds of approximately $75,000,000 (the "Private Placement").
Description of sale of stock	(i) each of the Company's outstanding warrants, which currently entitle the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, will become exercisable for one-half of one share at an exercise price of $5.75 per one-half share ($11.50 per whole share) and (ii) each holder of a warrant will receive, for each such warrant, a cash payment of $0.75 (although the holders of the Private Placement warrants have waived their rights to receive such payment).
Subscription agreements [Member] | Subsequent Event [Member]
Pending Acquisition and Related Agreements (Textual)
Terms and conditions set forth in agreement, description	pursuant to which, among other things, such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, 7,500,000 of the Company's Class A ordinary shares, par value $0.0001 (the "Ordinary Shares"), and warrants representing the right to purchase 2,631,750 Ordinary Shares (the "Warrants") for gross proceeds of approximately $75,000,000 (the "Private Placement").
Description of sale of stock	(i) each of the Company's outstanding warrants, which currently entitle the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, will become exercisable for one-half of one share at an exercise price of $5.75 per one-half share ($11.50 per whole share) and (ii) each holder of a warrant will receive, for each such warrant, a cash payment of $0.75 (although the holders of the Private Placement warrants have waived their rights to receive such payment).
Sponsor Support Agreement [Member]
Pending Acquisition and Related Agreements (Textual)
Terms and conditions set forth in agreement, description			On December 19, 2019, as amended on February 12, 2020 (the "Sponsor Support Agreement"), pursuant to which the Sponsor agreed to certain covenants and agreements related to the Transactions, particularly with respect to taking supportive actions to consummate the Transactions and to designate two of the Sellers' directors to the board of directors of the Company, to be effective at the Closing. In addition, the Sponsor irrevocably waived its anti-dilution protections under the Company's Amended and Restated Memorandum and Articles of Association in connection with any new issuances of Ordinary Shares. In accordance with the terms of the Sponsor Support Agreement, the Sponsor will forfeit (i) 3,000,000 Class B ordinary shares of the Company; and (ii) 6,750,000 warrants to purchase Class A Ordinary Shares at a price of $11.50 per share (the "Founder Warrants") immediately following the Closing; and the Sponsor has waived any rights that it might otherwise have to receive any cash payment with respect to its Founder Warrants.	on December 19, 2019, as amended on February 12, 2020 (the "Sponsor Support Agreement"), pursuant to which the Sponsor agreed to certain covenants and agreements related to the Transactions, particularly with respect to taking supportive actions to consummate the Transactions and to designate two of the Sellers' directors to the board of directors of the Company, to be effective at the Closing. In addition, the Sponsor irrevocably waived its anti-dilution protections under the Company's Amended and Restated Memorandum and Articles of Association in connection with any new issuances of Ordinary Shares. In accordance with the terms of the Sponsor Support Agreement, the Sponsor will forfeit (i) 3,000,000 Class B ordinary shares of the Company; and (ii) 6,750,000 warrants to purchase Class A Ordinary Shares at a price of $11.50 per share (the "Founder Warrants") immediately following the Closing; and the Sponsor has waived any rights that it might otherwise have to receive any cash payment with respect to its Founder Warrants.